Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 84.3	SFr 77.2	SFr 52.0	SFr 34.4
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 5.0	SFr 6.4